Borrowings - Schedule of Terms and Conditions of Outstanding Loans (Detail) R in Millions, $ in Millions, $ in Millions				12 Months Ended
	May 13, 2025 USD ($)	May 25, 2023 USD ($) term	May 09, 2019 USD ($) bond	Dec. 31, 2025 USD ($) priority	Dec. 31, 2024 USD ($)	Dec. 31, 2025 AUD ($) priority	Dec. 31, 2025 ZAR (R) priority	Dec. 02, 2025 AUD ($)	Aug. 20, 2025 ZAR (R)	Jul. 15, 2025 USD ($)	Oct. 18, 2024 USD ($)	May 10, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 26, 2023 AUD ($)	May 08, 2023 ZAR (R)	May 05, 2023 ZAR (R)	Apr. 19, 2023 ZAR (R)	Sep. 27, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,738.2	$ 2,495.6
Current borrowings				(178.7)	(719.1)
Non-current borrowings				$ 2,559.5	1,776.5
Number of new bonds raised | bond			2
Total proceeds from issue of notes and debentures			$ 1,000.0
Average borrowings interest rate (in percent)			5.625%
Number of ESG priorities | priority				3		3	3
Percentage of decrease interest rate ESG metric achievement				0.0005
Percentage of increase interest rate impact ESG metric achievement				0.0005
Revolving credit facility new | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)		5 years
Line of credit facility optional increase borrowings		$ 400.0
Number of extension terms | term		2
Extension term		1 year
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0	$ 500.0	$ 500.0
Borrowings maturity, term (in years)			5 years	5 years	5 years
Borrowings				$ 0.0	$ 0.0
Nominal Interest rate				5.125%		5.125%	5.125%
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500.0	$ 500.0
Borrowings maturity, term (in years)				10 years	10 years
Borrowings				$ 498.3	$ 497.9
Nominal Interest rate				6.125%		6.125%	6.125%
Unamortized transaction costs				$ 1.7	2.1
US$750 million 7-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 750.0			$ 750.0
Borrowings maturity, term (in years)	7 years			7 years
Borrowings				$ 743.2	0.0
Nominal Interest rate				5.854%		5.854%	5.854%
Unamortized transaction costs	$ 6.8
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 150.0									$ 150.0
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.40%		1.40%	1.40%
Commitment fee				0.50%		0.50%	0.50%
US$85 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 85.0								$ 85.0
Borrowings				$ 0.0	33.5
Nominal Interest rate				2.15%		2.15%	2.15%
Commitment fee				0.50%		0.50%	0.50%
US$100 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 100.0
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.75%		2.75%	2.75%
Commitment fee				0.90%		0.90%	0.90%
US$100 million revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings																		$ 100.0
A$500 million syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Borrowings				$ 0.0	210.6
Nominal Interest rate				1.775%		1.775%	1.775%
Commitment fee				0.70%		0.70%	0.70%
A$500 million syndicated revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings														$ 500
A$500 million syndicated revolving credit facility | Revolving credit facility accordion option
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, accordion feature, higher borrowing capacity option														$ 100
US$1,200 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 1,200.0		$ 1,200.0
Borrowings				$ 483.9	1,034.5
Nominal Interest rate				1.69%		1.69%	1.69%
Commitment fee				0.54%		0.54%	0.54%
Extension term				1 year
US$1,200 million revolving credit facility | May 2028
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 83.3
US$1,200 million revolving credit facility | May 2029
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				50.0
US$1,200 million revolving credit facility | May 2030
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				1,066.7
US$750 million multi-currency bridge facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				750.0							$ 750.0
Borrowings				$ 0.0	719.1
Commitment fee				0.15%		0.15%	0.15%
US$750 million multi-currency bridge facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest rate				0.75%		0.75%	0.75%
US$750 million multi-currency bridge facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest rate				1.60%		1.60%	1.60%
US$750 million multi-currency bridge facilities | Multicurrency Bridge Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											500.0
US$750 million multi-currency bridge facilities | Multicurrency Parallel Bridge Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											$ 250.0
US$2,300 million multi-currency bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 2,300.0						$ 2,300.0
Borrowings				$ 178.7	0.0
Nominal Interest rate				1.15%		1.15%	1.15%
US$2,300 million multi-currency bridge facility | Minimum
Disclosure of detailed information about borrowings [line items]
Commitment fee				0.10%		0.10%	0.10%
US$2,300 million multi-currency bridge facility | Maximum
Disclosure of detailed information about borrowings [line items]
Commitment fee				0.20%		0.20%	0.20%
A$1,250 million multi-currency term loan facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 1,250		$ 1,250
Borrowings				$ 834.1	0.0
Nominal Interest rate				1.55%		1.55%	1.55%
R500 million Nedbank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R							R 500								R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.00%		2.00%	2.00%
Commitment fee				0.60%		0.60%	0.60%
R1,000 million Rand Merchant Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R							R 1,000										R 1,000
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.90%		1.90%	1.90%
Commitment fee				0.53%		0.53%	0.53%
R500 million Absa Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R							R 500									R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.90%		1.90%	1.90%
Commitment fee				0.57%		0.57%	0.57%
R 500 Million Standard Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R							R 500								R 500
Borrowings				$ 0.0	$ 0.0
Nominal Interest rate				1.95%		1.95%	1.95%
Commitment fee				0.59%		0.59%	0.59%
R2,500 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R									R 2,500